Related Party Transactions and Balances - Schedule of Purchase from a Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beijing Ougaini [Member]
Schedule of Purchase from a Related Party [Line Items]
Purchase from related party			$ 112,980